Prepaid Expenses and Other - Schedule of Prepaid and Other Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid and Other Expenses [Abstract]
Insurance prepayments	$ 7,028	$ 5,916
Other expense prepayments	11,914	19,838
Lease deposits	13,993	55,047
Contract assets		20,058
Total prepaid expenses and other	32,935	100,859
Less: long term portion		(44,140)
Prepaid expenses and other, current portion	$ 32,935	$ 56,719